Non-trading investments - Summary of AFS debt securities in an unrealized loss position (Detail) ¥ in Millions	Sep. 30, 2025 JPY (¥) SECURITIES	Mar. 31, 2025 JPY (¥) SECURITIES
Fair value
Total	¥ 193,508	¥ 94,656
Unrealized losses
Total	¥ (2,131)	¥ (1,693)
Number of debt securities
Total | SECURITIES	143	79
Japanese government securities [Member]
Fair value
Less than 12 months	¥ 59,864	¥ 24,814
12 months or longer	4,896
Total	64,760	24,814
Unrealized losses
Less than 12 months	(138)	(187)
12 months or longer	(110)
Total	¥ (248)	¥ (187)
Number of debt securities
Less than 12 months | SECURITIES	7	4
12 months or longer | SECURITIES	1
Total | SECURITIES	8	4
Japanese agency and municipal securities [Member]
Fair value
Less than 12 months	¥ 108,024	¥ 68,063
12 months or longer	11,125
Total	119,149	68,063
Unrealized losses
Less than 12 months	(1,546)	(1,495)
12 months or longer	(268)
Total	¥ (1,814)	¥ (1,495)
Number of debt securities
Less than 12 months | SECURITIES	103	72
12 months or longer | SECURITIES	15
Total | SECURITIES	118	72
Bank and corporate debt securities [Member]
Fair value
Less than 12 months	¥ 9,599	¥ 1,779
Total	9,599	1,779
Unrealized losses
Less than 12 months	(69)	(11)
Total	¥ (69)	¥ (11)
Number of debt securities
Less than 12 months | SECURITIES	17	3
Total | SECURITIES	17	3